Accounts Receivable - Additional Information (Detail) - Non Accrual [Member] - USD ($) $ in Millions	12 Months Ended
	Mar. 25, 2017	Mar. 26, 2016
Accounts Receivables [Line Items]
Payment period of term loan	Revolving lines of credit and/or installment plans under which the payment terms exceed one year.
Outstanding amount of receivables	$ 6.4	$ 5.0